Disclosure of depreciation and amortization expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Depreciation and amortization	$ 293,235	$ 299,134
Cost of sales [Member]
Statement [Line Items]
Depreciation and amortization	292,880	298,630
Selling and administrative expenses [Member]
Statement [Line Items]
Depreciation and amortization	$ 355	$ 504